Trade and other liabilities	12 Months Ended
Dec. 31, 2019
Trade and other liabilities
Trade and other liabilities

23. Trade and other liabilities

	December 31,
	2019	2018	2017
	(Euro, in thousands)
Trade and other liabilities	€142,510	€68,038	€47,122
Other non-current liabilities	6,989	1,578	1,662
Accrued charges	923	890	1,159
Total trade and other liabilities	€150,422	€70,506	€49,942